Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Income Taxes
Unrecognized tax benefits	$ 0		$ 0
HZO, Inc. and Subsidiaries
Income Taxes
Valuation allowance	(41,738,026)	$ (41,012,328)
Unrecognized tax benefits	500,000	500,000	$ 0
Uncertain tax positions impact effective tax rate	0	0
Interest and penalties on uncertain tax positions	$ 0	$ 0